PLEDGE OF ASSETS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
PLEDGE OF ASSETS
Property, plant and equipment	¥ 4,946,338	¥ 4,168,239
Land use rights		328,116
Right-of-use assets	373,048
Intangible assets	757,269	772,597
Notes receivable	667,190	933,551
Investments in associates	538,787	535,610
Assets pledged as security	7,282,632	6,738,113
Current portion of long-term loans and borrowings secured by contractual right to charge users for electricity generated in the future	1,209,000	1,354,000
Non-current portion of long-term loans and borrowings secured by contractual right to charge users for electricity generated in the future	¥ 10,265,000	¥ 10,155,000